Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies
26.	Commitments and contingencies

(a) The Company leases production and retail space under operating leases which range in expiration from April 2018 to October 2037 and also has royalty, equipment and other commitments with varying terms. All production and retail operating leases have optional renewal terms that the Company may exercise at its option.

(b) Future commitments which include minimum lease and royalty payments due in each of the next five years are as follows:

2019	$21,767
2020	21,712
2021	21,017
2022	21,076
2023	19,366
Thereafter	85,200
$190,138

(c) In March 2015, a claim was commenced against Canopy Growth Corporation by the former CEO for $330 in specified damages for breach of contract and wrongful dismissal. The litigation process will continue into the foreseeable future unless settled. No amount has been recorded in the consolidated financial statements since the amount cannot be reliably measured at this point.

(d) Prior to its acquisition by the Company, Mettrum had initiated voluntary Type III recalls for products where trace amounts of an unauthorized pesticide was found to have been applied in certain Mettrum products. A Type III recall refers to a situation in which the use of, or exposure to, a product is not likely to cause any adverse health consequences. In March 2017, two separate class action lawsuits relating to the Mettrum recalls were initiated naming Mettrum Health Corp. as respondent.

26.	Commitments and contingencies (CONTINUED)

The proposed action seeks damages for the proposed class of individuals who purchased the products affected by the recall. The Company and its insurers are contesting the litigation. The litigation process will continue into the foreseeable future before the class action suit is certified by the court and unless settled out of court. No amount has been recorded in the consolidated financial statements since the amount cannot be reliably measured at this point.